Notes Payable - Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (July to December)	$ 1,585,493
2022	1,425,594	$ 1,074,067
2023	35,468	184,237
2024	402,724	46,147
2025	14,307	230,000
Total	$ 3,463,586	$ 1,550,091